AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 74.7%
United States – 74.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	52,338	$51,471,189
0.125%, 07/15/2030 (TIPS)		237,028	216,065,846
0.125%, 07/15/2031 (TIPS)		11,733	10,454,806
0.25%, 07/15/2029 (TIPS)		61,550	57,597,236
0.375%, 01/15/2027 (TIPS)		6,837	6,679,569
0.625%, 07/15/2032 (TIPS)		3,137	2,840,820
1.375%, 07/15/2033 (TIPS)(a)		78,846	74,644,811
1.75%, 01/15/2034 (TIPS)		32,553	31,545,661
1.875%, 07/15/2034 (TIPS)		43,937	43,058,690

Total Inflation-Linked Securities (cost $499,786,894)			494,358,628

CORPORATES - INVESTMENT GRADE – 11.7%
Financial Institutions – 5.7%
Banking – 4.7%
Ally Financial, Inc. 5.543%, 01/17/2031		120	119,586
6.992%, 06/13/2029		575	603,089
American Express Co. 5.098%, 02/16/2028		987	993,889
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		200	202,278
7.883%, 11/15/2034		200	221,876
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		958	942,193
Banco Santander SA 6.35%, 03/14/2034		200	204,936
6.921%, 08/08/2033		800	849,416
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		301	304,723
Barclays PLC 5.335%, 09/10/2035		569	552,021
5.674%, 03/12/2028		329	333,642
BNP Paribas SA 4.625%, 02/25/2031(b) (c)		489	421,587
BPCE SA 6.508%, 01/18/2035(b)		1,013	1,024,042
CaixaBank SA 6.037%, 06/15/2035(b)		955	971,025
Capital One Financial Corp. 6.377%, 06/08/2034		949	990,566
Citigroup, Inc. 4.542%, 09/19/2030		917	894,020
6.02%, 01/24/2036		85	85,142
Series AA 7.625%, 11/15/2028(c)		43	45,124
Series W 4.00%, 12/10/2025(c)		504	496,808
Series Y 4.15%, 11/15/2026(c)		480	464,741
Credit Agricole SA 6.251%, 01/10/2035(b)		677	684,989

	Principal Amount (000)		U.S. $ Value

Danske Bank A/S 4.613%, 10/02/2030(b)	U.S.$	419	$408,290
Deutsche Bank AG/New York NY 4.999%, 09/11/2030		261	256,451
5.373%, 01/10/2029		258	258,689
7.146%, 07/13/2027		233	240,062
Discover Bank 5.974%, 08/09/2028		327	332,075
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		775	749,712
HSBC Holdings PLC 7.399%, 11/13/2034		1,352	1,480,832
8.113%, 11/03/2033		591	669,940
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		357	390,597
JPMorgan Chase & Co. 2.963%, 01/25/2033		1,484	1,289,092
KBC Group NV 4.932%, 10/16/2030(b)		667	659,403
Lloyds Banking Group PLC 7.50%, 09/27/2025(c)		1,010	1,020,534
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		344	347,695
Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	1,026,903
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	270	234,249
Santander Holdings USA, Inc. 6.174%, 01/09/2030		40	41,016
Santander UK Group Holdings PLC 4.858%, 09/11/2030		517	504,323
5.694%, 04/15/2031		223	225,384
Societe Generale SA 5.519%, 01/19/2028(b)		812	814,647
Standard Chartered PLC 3.971%, 03/30/2026(b)		657	655,614
5.545%, 01/21/2029(b)		314	317,040
6.059% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(b) (c) (d)		400	374,056
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		564	571,214
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		236	234,239
Svenska Handelsbanken AB 4.75%, 03/01/2031(b) (c)		1,400	1,264,662
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	310,949
5.298%, 01/30/2032		479	479,450
UBS Group AG 4.194%, 04/01/2031(b)		614	585,989
6.373%, 07/15/2026(b)		1,025	1,031,724
UniCredit SpA 1.982%, 06/03/2027(b)		204	195,897
2.569%, 09/22/2026(b)		1,071	1,053,489

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 3.35%, 03/02/2033	U.S.$	1,506	$1,328,051
Series BB 3.90%, 03/15/2026(c)		418	410,572

			31,168,533

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		1,366	1,330,074

Finance – 0.0%
Aviation Capital Group LLC 4.125%, 08/01/2025(b)		7	6,970
4.875%, 10/01/2025(b)		246	245,685

			252,655

Insurance – 0.4%
Athene Global Funding 1.985%, 08/19/2028(b)		308	276,193
2.55%, 11/19/2030(b)		65	55,914
2.717%, 01/07/2029(b)		117	106,526
5.526%, 07/11/2031(b)		22	22,072
5.583%, 01/09/2029(b)		49	49,515
5.62%, 05/08/2026(b)		387	390,800
Principal Life Global Funding II 5.10%, 01/25/2029(b)		639	641,237
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(b)		1,000	993,490

			2,535,747

REITs – 0.4%
American Tower Corp. 5.20%, 02/15/2029		432	434,350
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	813,445
4.00%, 01/15/2031		414	380,483
Trust Fibra Uno 5.25%, 01/30/2026(b)		943	943,660

			2,571,938

			37,858,947

Industrial – 5.0%
Basic – 0.1%
Glencore Funding LLC 5.338%, 04/04/2027(b)		312	315,288
6.50%, 10/06/2033(b)		543	578,583

			893,871

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028	U.S.$	454	$430,692
3.625%, 02/01/2031		120	109,575
5.15%, 05/01/2030		122	121,223
6.298%, 05/01/2029		242	251,593
6.528%, 05/01/2034		241	254,727
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		911	911,537
4.80%, 01/08/2030		45	45,161
Waste Management, Inc. 4.50%, 03/15/2028		971	968,602

			3,093,110

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		343	304,265
Paramount Global 7.875%, 07/30/2030		840	915,004
Prosus NV 3.061%, 07/13/2031(b)		240	200,551
3.257%, 01/19/2027(b)		593	567,430
3.68%, 01/21/2030(b)		205	184,051
4.027%, 08/03/2050(b)		775	506,176
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		939	909,168

			3,586,645

Consumer Cyclical - Automotive – 0.7%
Ford Motor Co. 3.25%, 02/12/2032		532	445,007
Ford Motor Credit Co. LLC 6.125%, 03/08/2034		511	500,882
General Motors Financial Co., Inc. 5.75%, 02/08/2031		999	1,012,227
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,942	1,851,949
Hyundai Capital America 5.25%, 01/08/2027(b)		252	253,731
5.275%, 06/24/2027(b)		151	152,284
6.10%, 09/21/2028(b)		486	501,703

			4,717,783

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 6.05%, 05/14/2034		231	233,185

Consumer Cyclical - Other – 0.1%
Marriott International, Inc./MD 5.35%, 03/15/2035		910	897,278

Consumer Non-Cyclical – 0.9%
Cargill, Inc. 5.125%, 10/11/2032(b)		632	629,295
Cencosud SA 5.95%, 05/28/2031(b)		308	308,416

	Principal Amount (000)		U.S. $ Value

General Mills, Inc. 4.70%, 01/30/2027	U.S.$	278	$278,439
4.875%, 01/30/2030		686	683,743
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		914	911,496
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		583	620,265
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	934,983
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		731	781,578
Roche Holdings, Inc. 4.203%, 09/09/2029(b)		914	898,188

			6,046,403

Energy – 1.0%
Columbia Pipelines Holding Co. LLC 5.097%, 10/01/2031(b)		288	282,462
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,803	1,486,303
5.75%, 01/15/2031(b)		796	795,586
Devon Energy Corp. 5.20%, 09/15/2034		911	864,220
Occidental Petroleum Corp. 5.20%, 08/01/2029		283	281,630
5.375%, 01/01/2032		297	291,354
6.625%, 09/01/2030		296	310,069
Var Energi ASA 7.50%, 01/15/2028(b)		867	917,304
8.00%, 11/15/2032(b)		680	762,117
Williams Cos., Inc. (The) 4.80%, 11/15/2029		413	409,068

			6,400,113

Services – 0.2%
Mastercard, Inc. 4.55%, 01/15/2035		656	627,608
Moody’s Corp. 5.00%, 08/05/2034		472	462,447

			1,090,055

Technology – 0.7%
Broadcom, Inc. 4.15%, 02/15/2028		138	135,577
5.05%, 07/12/2027		346	348,827
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		373	369,952
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,853	2,027,184
Oracle Corp. 5.50%, 08/03/2035	U.S.$	707	707,085
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	992,018

			4,580,643

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(b)	U.S.$	270	$264,692
5.308%, 10/20/2031(b)		348	341,440

			606,132

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		195	178,241
5.875%, 07/05/2034(b)		243	241,751

			419,992

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)		303	221,230

			32,786,440

Utility – 1.0%
Electric – 1.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		339	294,644
Alexander Funding Trust II 7.467%, 07/31/2028(b)		656	694,750
American Electric Power Co., Inc. 6.95%, 12/15/2054		565	576,091
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		79	77,215
5.05%, 03/01/2035		892	872,046
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		1,183	913,087
Electricite de France SA 9.125%, 03/15/2033(b) (c)		415	470,701
Engie Energia Chile SA 3.40%, 01/28/2030(b)		751	668,089
6.375%, 04/17/2034(b)		240	242,626
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		396	383,840
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		503	480,717
Kallpa Generacion SA 5.875%, 01/30/2032(b)		407	403,764
Pacific Gas & Electric Co. 5.55%, 05/15/2029		151	150,618
Vistra Operations Co. LLC 6.95%, 10/15/2033(b)		272	291,720

			6,519,908

Total Corporates - Investment Grade (cost $77,433,235)			77,165,295

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 5.6%
Other ABS - Fixed Rate – 2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)	U.S.$	1,424	$1,317,659
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		13	12,802
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		326	326,749
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		339	340,212
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(b)		157	156,516
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(b)		1,350	1,266,313
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		450	434,746
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		454	406,398
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)		66	66,206
Series 2023-1, Class A2 5.99%, 03/15/2032(b)		1,142	1,150,690
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		2,152	2,005,312
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)		788	787,403
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		394	357,731
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		241	242,097
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		402	378,493
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,615	1,474,813

	Principal Amount (000)		U.S. $ Value

Series 2023-1A, Class A2 7.308%, 01/30/2053(b)	U.S.$	1,926	$1,964,829
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(b)		758	636,944
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		793	681,029
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		249	249,572
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)		778	778,953
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		430	434,126
Series 2025-1, Class A Zero Coupon, 07/15/2032(b) (e)		1,372	1,371,712
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		400	404,097
Series 2024-3, Class A 6.258%, 10/15/2031(b)		466	469,770

			17,715,172

Autos - Fixed Rate – 2.5%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(b)		223	223,429
Series 2024-2A, Class A 6.06%, 02/20/2029(b)		1,121	1,124,667
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		155	156,418
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,294	1,308,432
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		105	100,633
Series 2021-N4, Class D 2.30%, 09/11/2028		226	218,679
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,121,151
Series 2024-P4, Class A2 4.62%, 02/10/2028		857	856,983
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		568	560,866
Series 2022-A, Class C 2.17%, 04/16/2029(b)		389	388,001

	Principal Amount (000)		U.S. $ Value

FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)	U.S.$	40	$39,754
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(b)		560	560,261
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,000	962,916
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		1,011	1,014,480
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(b)		1,383	1,374,144
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(b)		345	345,612
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		634	645,349
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)		1,419	1,422,953
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(b)		1,508	1,478,432
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		467	467,508
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		473	478,858
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		179	179,077
Santander Drive Auto Receivables Trust Series 2024-4, Class A2 5.41%, 07/15/2027		892	893,948
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		517	520,367
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		342	344,997
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(b)		69	68,769

			16,856,684

	Principal Amount (000)		U.S. $ Value

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)	U.S.$	987	$998,207
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(b)		1,624	1,625,252

			2,623,459

Total Asset-Backed Securities (cost $38,038,138)			37,195,315

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
Risk Share Floating Rate – 4.4%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.351% (CME Term SOFR + 1.00%), 09/25/2031(b) (d)		1,699	1,700,761
Series 2022-1, Class M1B 6.501% (CME Term SOFR + 2.15%), 01/26/2032(b) (d)		861	864,244
Series 2022-2, Class M1A 8.351% (CME Term SOFR + 4.00%), 09/27/2032(b) (d)		1,558	1,577,868
Connecticut Avenue Securities Trust Series 2022-R01, Class 1M2 6.251% (CME Term SOFR + 1.90%), 12/25/2041(b) (d)		2,899	2,942,184
Series 2022-R03, Class 1M2 7.851% (CME Term SOFR + 3.50%), 03/25/2042(b) (d)		2,283	2,391,117
Series 2022-R04, Class 1M2 7.451% (CME Term SOFR + 3.10%), 03/25/2042(b) (d)		573	595,452
Series 2023-R02, Class 1M1 6.651% (CME Term SOFR + 2.30%), 01/25/2043(b) (d)		790	809,594
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.265% (CME Term SOFR + 4.91%), 05/25/2028(d)		53	54,034
Series 2021-DNA5, Class M2 6.001% (CME Term SOFR + 1.65%), 01/25/2034(b) (d)		244	245,456
Series 2021-DNA6, Class M2 5.851% (CME Term SOFR + 1.50%), 10/25/2041(b) (d)		2,561	2,574,965
Series 2021-HQA4, Class M2 6.701% (CME Term SOFR + 2.35%), 12/25/2041(b) (d)		1,765	1,789,598
Series 2022-DNA1, Class M1B 6.201% (CME Term SOFR + 1.85%), 01/25/2042(b) (d)		1,542	1,562,724

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA2, Class M1B 6.751% (CME Term SOFR + 2.40%), 02/25/2042(b) (d)	U.S.$	2,468	$2,527,879
Series 2022-DNA3, Class M1B 7.251% (CME Term SOFR + 2.90%), 04/25/2042(b) (d)		1,069	1,107,567
Series 2022-DNA4, Class M1B 7.701% (CME Term SOFR + 3.35%), 05/25/2042(b) (d)		2,051	2,146,866
Series 2022-DNA5, Class M1B 8.851% (CME Term SOFR + 4.50%), 06/25/2042(b) (d)		3,681	3,952,888
Series 2024-DNA1, Class M1 5.701% (CME Term SOFR + 1.35%), 02/25/2044(b) (d)		967	968,913
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.165% (CME Term SOFR + 5.81%), 04/25/2028(d)		269	276,359
Series 2021-R02, Class 2M2 6.351% (CME Term SOFR + 2.00%), 11/25/2041(b) (d)		1,221	1,233,539
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 7.801% (CME Term SOFR + 3.46%), 02/25/2025(b) (d)		126	126,102

			29,448,110

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3955, Class SD 2.079% (6.49% - CME Term SOFR), 11/15/2041(d) (f)		1,398	138,323
Series 4693, Class SL 1.629% (6.04% - CME Term SOFR), 06/15/2047(d) (f)		909	97,456
Series 4954, Class SL 1.585% (5.94% - CME Term SOFR), 02/25/2050(d) (f)		1,084	104,666
Series 4981, Class HS 1.635% (5.99% - CME Term SOFR), 06/25/2050(d) (f)		2,215	203,314
Federal National Mortgage Association REMICS Series 2014-78, Class SE 1.635% (5.99% - CME Term SOFR), 12/25/2044(d) (f)		614	59,659
Series 2016-77, Class DS 1.535% (5.89% - CME Term SOFR), 10/25/2046(d) (f)		677	65,082
Series 2017-62, Class AS 1.685% (6.04% - CME Term SOFR), 08/25/2047(d) (f)		748	76,746
Series 2017-97, Class LS 1.735% (6.09% - CME Term SOFR), 12/25/2047(d) (f)		1,067	106,720

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-122, Class SA 1.787% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d) (f)	U.S.$	587	$67,702
Series 2017-134, Class MS 1.787% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (f)		663	80,596

			1,000,264

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 6.525% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b) (d)		120	121,412

Total Collateralized Mortgage Obligations (cost $29,672,008)			30,569,786

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Fixed Rate CMBS – 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		520	489,836
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.125%, 08/10/2044(b)		19	11,233
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(g)		481	471,707
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		1,421	1,394,622
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		40	38,690
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		321	319,568
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.40%, 09/15/2047(h)		1,373	14
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	25,916
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.019%, 10/15/2048(h)		7,130	18,653
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.329%, 12/15/2059		330	300,677
Series 2016-NXS6, Class C 4.403%, 11/15/2049		525	492,111

			3,563,027

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.4%
BBCMS Mortgage Trust Series 2020-BID, Class A 6.561% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b) (d)	U.S.$	1,383	$1,386,457
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.252% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b) (d)		185	183,746
Series 2019-IMC, Class E 6.502% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b) (d)		895	886,225
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.351% (CME Term SOFR + 2.00%), 01/25/2051(b) (d)		85	84,175
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.886% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b) (d)		391	357,363

			2,897,966

Total Commercial Mortgage-Backed Securities (cost $6,687,510)			6,460,993

MORTGAGE PASS-THROUGHS – 0.7%
Agency Fixed Rate 30-Year – 0.7%
Federal National Mortgage Association Series 2022 3.00%, 02/01/2052 (cost $5,915,209)		5,763	4,957,230

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Capital Goods – 0.1%
Quikrete Holdings, Inc. 6.375%, 03/01/2032(b)		460	462,006

Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(b)		1,067	925,388
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	561	542,814

			1,468,202

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(b)		307	256,489

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	383	$385,677

Consumer Non-Cyclical – 0.2%
CVS Health Corp. 7.00%, 03/10/2055		508	513,360
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	550	552,774

			1,066,134

			3,638,508

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)	U.S.$	751	752,833

Total Corporates - Non-Investment Grade (cost $4,758,001)			4,391,341

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 8.00%, 10/15/2034(b)		364	351,988
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		126	119,782

			471,770

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		232	212,324

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		483	466,699

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(e) (g) (i) (j) (k)		650	65

Energy – 0.2%
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,200,894
Oleoducto Central SA 4.00%, 07/14/2027(b)		229	217,390

			1,418,284

			2,569,142

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		52	51,982

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)	U.S.$	374	$365,510

			417,492

Total Emerging Markets - Corporate Bonds (cost $3,310,350)			2,986,634

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
AGL CLO 16 Ltd. Series 2021-16A, Class D 7.655% (CME Term SOFR 3 Month + 3.36%), 01/20/2035(b) (d)		650	652,773
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.164% (CME Term SOFR 3 Month + 3.86%), 01/17/2034(b) (d)		400	401,340
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.39% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(b) (d)		500	497,751
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 5.735% (CME Term SOFR 3 Month + 1.44%), 10/20/2034(b) (d)		500	501,153
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 5.795% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(b) (d)		381	381,909

Total Collateralized Loan Obligations (cost $2,423,983)			2,434,926

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(b)		1,197	1,208,599

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		1,016	954,583

Total Quasi-Sovereigns (cost $2,210,043)			2,163,182

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
University of California (University of California) Series 2021-B 3.071%, 05/15/2051 (cost $1,451,669)		1,465	963,616

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Chile – 0.1%
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(b)	U.S.$	699	$681,246

Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031		248	197,735

Total Governments - Sovereign Bonds (cost $946,771)			878,981

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $922,000)		922	829,339

	Shares

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(l) (m) (n) (cost $6,077,064)		6,077,064	6,077,064

Total Investments – 101.4% (cost $679,632,875)(o)			671,432,330
Other assets less liabilities – (1.4)%			(9,183,745)

Net Assets – 100.0%			$662,248,585

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,313	March 2025	$269,985,625	$115,467
U.S. T-Note 5 Yr (CBT) Futures	102	March 2025	10,851,844	(6,314)
Sold Contracts
U.S. 10 Yr Ultra Futures	270	March 2025	30,071,250	652,328
U.S. Ultra Bond (CBT) Futures	55	March 2025	6,515,781	221,571

				$983,052

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EUR	3,969	USD	4,175	02/27/2025	$53,498

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)%	Quarterly	0.67%	USD	32,150	$(503,820)	$(508,632)	$4,812
Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00%	Quarterly	0.48%	USD	32,150	769,329	675,525	93,804

						$265,509	$166,893	$98,616

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,630	04/15/2026	2.583%	CPI#	Maturity	$(13,298)	$—	$(13,298)
USD	27,280	04/15/2026	2.430%	CPI#	Maturity	68,570	—	68,570
USD	4,940	04/15/2026	2.530%	CPI#	Maturity	2,733	—	2,733
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	76,607	—	76,607
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	511,361	—	511,361
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	500,076	—	500,076

						$1,146,049	$—	$1,146,049

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.000%	1 Day SOFR	Annual	$32,163	$10,870	$21,293
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	55,060	28,159	26,901
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	317,402	265,097	52,305
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	56,429	50,384	6,045
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	55,926	50,425	5,501

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	$433,641	$281,042	$152,599
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	2,382,626	1,715,551	667,075
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	46,017	34,192	11,825
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	551,709	397,756	153,953
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	407,446	333,871	73,575
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	7,009,488	5,102,404	1,907,084
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	228,745	154,596	74,149
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	56,612	—	56,612

						$11,633,264	$8,424,347	$3,208,917

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2025
HSBC Securities (USA), Inc.†	USD	15,038	4.47%	—	$15,449,544

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Inflation-Linked Securities	$15,449,544	$0	$0	$0	$15,449,544

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $111,761,820 or 16.9% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Inverse interest only security.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021-08/03/2023	$463,316	$471,707	0.07%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,435,852	1,394,622	0.21%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	40,347	38,690	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	338,397	319,568	0.05%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	01/24/2014-01/27/2014	360,620	65	0.00%

(h)	IO - Interest Only.
(i)	Non-income producing security.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,947,096 and gross unrealized depreciation of investments was $(11,657,509), resulting in net unrealized depreciation of $(2,710,413).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$494,358,628	$—	$494,358,628
Corporates - Investment Grade	—	77,165,295	—	77,165,295
Asset-Backed Securities	—	35,823,603	1,371,712	37,195,315
Collateralized Mortgage Obligations	—	30,569,786	—	30,569,786
Commercial Mortgage-Backed Securities	—	6,460,993	—	6,460,993
Mortgage Pass-Throughs	—	4,957,230	—	4,957,230
Corporates - Non-Investment Grade	—	4,391,341	—	4,391,341
Emerging Markets - Corporate Bonds	—	2,986,569	65	2,986,634
Collateralized Loan Obligations	—	2,434,926	—	2,434,926
Quasi-Sovereigns	—	2,163,182	—	2,163,182
Local Governments - US Municipal Bonds	—	963,616	—	963,616
Governments - Sovereign Bonds	—	878,981	—	878,981
Emerging Markets - Sovereigns	—	829,339	—	829,339
Short-Term Investments	6,077,064	—	—	6,077,064

Total Investments in Securities	6,077,064	663,983,489	1,371,777	671,432,330
Other Financial Instruments(a):
Assets:
Futures	989,366	—	—	989,366
Forward Currency Exchange Contracts	—	53,498	—	53,498
Centrally Cleared Credit Default Swaps	—	769,329	—	769,329
Centrally Cleared Inflation (CPI) Swaps	—	1,159,347	—	1,159,347
Centrally Cleared Interest Rate Swaps	—	11,633,264	—	11,633,264
Liabilities:
Futures	(6,314)	—	—	(6,314)
Centrally Cleared Credit Default Swaps	—	(503,820)	—	(503,820)
Centrally Cleared Inflation (CPI) Swaps	—	(13,298)	—	(13,298)

Total	$7,060,116	$677,081,809	$1,371,777	$685,513,702

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,305	$36,974	$47,202	$6,077	$68